OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Receivables from governments	$ 66.3	$ 0.0
Advances for the purchase of capital equipment	16.4	18.5
Deferred consideration from the sale of Sadiola	18.3	15.2
Royalty interests	12.8	13.5
Long-term prepayment	2.9	3.3
Income taxes receivable	1.0	3.7
Other	6.7	5.9
Other non-current assets	135.7	76.3
Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Deferred consideration - litigation settlement	1.2
Deferred consideration - milestone payments	17.1
Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Marketable securities and bond fund investments	10.3	14.2
Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Marketable securities and bond fund investments	$ 1.0	$ 2.0